Significant Accounting Policies [Text Block]: Comprehensive Income (Loss) [Table Text Block] (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Comprehensive Income (Loss)	Comprehensive Loss Other comprehensive loss, which includes only foreign currency translation adjustments, is shown in the Statement of Changes in Stockholder’s Equity.